Financing Charges	12 Months Ended
Dec. 31, 2022
Banking and Thrift, Interest [Abstract]
Financing Charges	FINANCING CHARGES

Year ended December 31 (millions of dollars)	2022	2021
Interest on long-term debt	499	499
Interest on short-term notes	27	1
Interest on regulatory accounts	8	5
Realized (gain) loss on cash flow hedges (interest-rate swap agreements) (Notes 7, 17)	(3)	12
Other	14	11
Less: Interest capitalized on construction and development in progress	(63)	(60)
DTA carrying charges	2	(12)
Interest earned on cash and cash equivalents	(6)	(3)
	478	453